Cover Cover	Apr. 19, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 19, 2021
Entity Registrant Name	STERLING BANCORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35385
Entity Tax Identification Number	80-0091851
Entity Address, Address Line One	Two Blue Hill Plaza, Second Floor
Entity Address, City or Town	Pearl River
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10965
City Area Code	845
Local Phone Number	369-8040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001070154
Amendment Flag	false
New York Stock Exchange | Common Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	STL
Security Exchange Name	NYSE
New York Stock Exchange | Depositary Shares, each representing 1/40 interest in a share of 6.50% Non-Cumulative Perpetual Preferred Stock, Series A
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/40 interest in a share of 6.50% Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	STLPRA
Security Exchange Name	NYSE